6. Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
6. Long-term Debt

Long – term liabilities are shown below (in thousands).

	March 31	December 31
	2015	2014

Vehicle loan	$-	$32
Equipment loan	12	15
Office term loan	-	134
	12	181
Less current portion	(12)	(73)

Balance	$-	$108

During the quarter the Company negotiated early settlement of the Office term loan balance. As a result a gain of $37,000 was realized and reflected under the General and Administration expenses.

Long – term liabilities consist of the following (in thousands)

	December	December 31
	2014	2013

Vehicle loan	$32	$51
Equipment loan	15	27
Office term loan	134	171
	181	249
Less current portion	(73)	(65)

Balance	$108	$184